Personnel Costs - Schedule of Personnel Costs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
The number of employees at the end of the year was:
Laboratory operations	101	79	67
R&D staff	31	31	19
S&M staff	94	106	101
G&A staff	86	84	71
Total number of employees	312	300	258
Their aggregate remuneration comprised:
Wages and salaries	$ 46,719	$ 38,568	$ 27,182
Health insurance expenses	5,969	5,202	3,843
Social security costs	3,028	2,752	2,098
Share-based compensation	1,725	665	867
Pension costs	1,448	1,186	827
Other costs	883	990	1,073
Total personnel costs	$ 59,772	$ 49,363	$ 35,890